Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
2 3 .	Related Party Transactions

Names of the related parties	Relationship with the Company
Hainan Huiliu Tianxia Network Technology Co., Ltd. (“Hainan Huiliu”)	Entity controlled by a principle shareholder
Ningbo Nuannuan Network Technology Co., Ltd. (“Ningbo Nuannuan”)	Entity controlled by principle shareholders
Shenyang Bokai Network Technology Co., Ltd. (“Shenyang Bokai”)	Entity controlled by management
Amounts due from related parties as of December 31, 2020 and December 31 2021 were as follows:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Amounts due from related parties:
Ningbo Nuannuan	2,940	—	—
Hainan Huiliu	—	4,787	751
Total	2,940	4,787	751

Amounts due from Ningbo Nuannuan were unsecured, interest-free and have fixed terms of repayment, which were repaid in April 2021. Amounts due from Hainan Huiliu were unsecured, interest-free and have fixed terms of repayment, which were advance made and settled in April.
Amounts due to related parties as of December 31, 2020 and December 31 2021 were as follows:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Amounts due to related parties
Shenyang Bokai	—	245	38

Amounts due to Shenyang Bokai were related to labor recruitment services fee, which were settled in March 2022.

Transactions with related parties for the years ended December 31, 2019, 2020 and 2021:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Labor recruitment service received from:

Hainan Huiliu	—	—	54,525	8,556
Shenyang Bokai	—	—	1,525	239
Total	—	—	56,050	8,795

The Company received labor recruitment services from Hainan Huiliu and Shenyang Bokai and recorded labor recruitment cost in cost of revenues.